Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000168965 | United States Treasury Bill, 4.2288, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168965 | United States Treasury Bill, 4.2149, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168965 | United States Treasury Bill, 4.2332, 2025-04-15
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168965 | United States Treasury Bill, 4.2418, 2025-04-22
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168965 | United States Treasury Bill, 4.2052, 2025-05-27
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168965 | United States Treasury Bill, 4.2261, 2025-06-03
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168965 | United States Treasury Bill, 4.2294, 2025-06-10
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168965 | United States Treasury Bill, 4.2193, 2025-05-20
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168965 | United States Treasury Bill, 4.2082, 2025-05-13
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168965 | United States Treasury Bill, 4.2314, 2025-04-29
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168965 | SPXWC5955_20250501_S_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000168965 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168965 | 912797PS0U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000168965 | Options
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168965 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000168967 | United States Treasury Bill, 4.2288, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168967 | United States Treasury Bill, 4.2149, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168967 | United States Treasury Bill, 4.2332, 2025-04-15
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168967 | United States Treasury Bill, 4.2418, 2025-04-22
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168967 | United States Treasury Bill, 4.2052, 2025-05-27
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168967 | United States Treasury Bill, 4.2261, 2025-06-03
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168967 | United States Treasury Bill, 4.2294, 2025-06-10
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168967 | United States Treasury Bill, 4.2193, 2025-05-20
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168967 | United States Treasury Bill, 4.2082, 2025-05-13
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168967 | United States Treasury Bill, 4.2314, 2025-04-29
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168967 | SPXWC5955_20250501_S_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000168967 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168967 | 912797PS0U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000168967 | Options
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168967 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168967 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	93.10%